STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity during the six months ended April 30, 2024 is presented below:

			Weighted
		Weighted	Average
	Number of	Average Exercise	Remaining Life
	Warrants	Price	in Years	Intrinsic Value

Outstanding November 1, 2023	1,766,702	$1.12	7.3	$-
Issued	583,897	0.62	4.6	-
Outstanding, April 30, 2024	2,350,599	$0.99	3.7	$125,600

Exercisable, April 30, 2024	2,295,599	$0.99	3.7	$125,600

A summary of the warrant activity during the years ended October 31, 2023 and 2022 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, November 1, 2021	-	$-	-	$-
Issued	-	-	-	-
Outstanding, November 1, 2022	-	-	-	-
Issued	4,776,046	1.04	3.1	-
Exercised	(2,901,298)	1.03	-	-
Cancelled	-	-	-	-
Expired	(108,047)	-	-	-
Outstanding, October 31, 2023	1,766,702	$1.12	3.9	$211,200

Exercisable, October 31, 2023	1,766,702	$1.12	3.9	$211,200

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

A summary of outstanding and exercisable warrants as of April 30, 2024 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.01	400,000	4.0	400,000
$1.50	400,000	0.6	400,000
$3.30	100,000	4.0	100,000
$1.20	866,702	4.4	866,702
$1.32	83,333	4.4	83,333
$0.50	445,564	4.7	445,564
$0.55	55,000	-	-
	2,350,599	3.7	2,295,599

A summary of outstanding and exercisable warrants as of October 31, 2023 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.01	400,000	4.5	400,000
$1.50	400,000	1.1	400,000
$3.30	100,000	4.5	100,000
$1.20	866,702	4.9	866,702
	1,766,702	3.9	1,766,702

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the option activity during the six months ended April 30, 2024 is presented below:

			Weighted Average
	Number of	Weighted Average	Remaining Life
	Options	Exercise Price	in Years	Intrinsic Value

Outstanding, November 1, 2021	120,000	$0.52	4.3	$-
Issued	-	-	-	-
Outstanding, April 30, 2024	120,000	$0.52	4.3	$-

Exercisable, April 30, 2024	105,000	$0.52	4.3	$-

A summary of the option activity during the years ended October 31, 2023 and 2022 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, November 1, 2021	-	$-	-	$-
Issued	-	-	-	-
Outstanding, November 1, 2022	-	-	-	-
Issued	120,000	0.52	4.8	1,800
Exercised	-	-	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, October 31, 2023	120,000	$0.52	4.8	$1,800

Exercisable, October 31, 2023	90,000	$0.52	4.8	$1,350

SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS

A summary of outstanding and exercisable options as of April 30, 2024 is presented below:

Options Outstanding		Options Exercisable
		Weighted Average
Exercise Price	Number of Shares	Remaining Life in Years	Number of Shares
$0.52	120,000	4.3	120,000
	120,000		120,000

A summary of outstanding and exercisable options as of October 31, 2023 and 2022 is presented below:

Options Outstanding		Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.52	120,000	4.8	90,000
	120,000	4.8	90,000

SCHEDULE OF ASSUMPTIONS USED IN BLACK-SCHOLES VALUATION METHOD FOR OPTIONS

The assumptions used in the Black-Scholes valuation method for these options issued in 2023 were as follows:

Risk free interest rate	4.36%
Expected term (years)	5.0
Expected volatility	137.1%
Expected dividends rate	0%

The assumptions used in the Black-Scholes valuation method for these options issued in 2023 were as follows:

Risk free interest rate	4.36%
Expected term (years)	5.0
Expected volatility	137.1%
Expected dividends	0%